Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2011
Short-term Borrowings

Short-term borrowings at March 31, 2010 and 2011 consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Loans, principally from banks, with a weighted-average interest at March 31, 2010 and March 31, 2011 of 1.55% and of 1.57% per annum, respectively	¥804,066	¥1,140,066	$13,711
Commercial paper with a weighted-average interest at March 31, 2010 and March 31, 2011 of 0.44% and of 0.67% per annum, respectively	2,475,607	2,038,943	24,521

	¥3,279,673	¥3,179,009	$38,232

Long-term Debt

Long-term debt at March 31, 2010 and 2011 comprises the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2010	2011	2011
Unsecured loans, representing obligations principally to banks, due 2010 to 2029 in 2010 and due 2011 to 2029 in 2011 with interest ranging from 0.00% to 29.25% per annum in 2010 and from 0.00% to 29.00% per annum in 2011	¥2,942,012	¥3,386,854	$40,732
Secured loans, representing obligations principally to finance receivables securitization due 2010 to 2019 in 2010 and due 2011 to 2050 in 2011 with interest ranging from 0.49% to 6.65% per annum in 2010 and from 0.37% to 5.35% per annum in 2011	381,307	619,380	7,449
Medium-term notes of consolidated subsidiaries, due 2010 to 2047 in 2010 and due 2011 to 2047 in 2011 with interest ranging from 0.04% to 15.25% per annum in 2010 and from 0.01% to 15.25% per annum in 2011	3,814,439	3,314,589	39,863
Unsecured notes of parent company, due 2010 to 2019 in 2010 and due 2012 to 2019 in 2011 with interest ranging from 1.07% to 3.00% per annum in 2010 and from 1.07% to 3.00% per annum in 2011	580,000	530,000	6,374
Unsecured notes of consolidated subsidiaries, due 2010 to 2031 in 2010 and due 2011 to 2031 in 2011 with interest ranging from 0.25% to 17.03% per annum in 2010 and from 0.27% to 15.48% per annum in 2011	1,473,732	1,349,307	16,227
Long-term capital lease obligations, due 2010 to 2028 in 2010 and due 2011 to 2028 in 2011 with interest ranging from 0.43% to 14.40% per annum in 2010 and from 0.38% to 14.40% per annum in 2011	42,243	21,917	263

	9,233,733	9,222,047	110,908
Less - Current portion due within one year	(2,218,324)	(2,772,827)	(33,347)

	¥7,015,409	¥6,449,220	$77,561

Aggregate Amounts of Annual Maturities of Long-term Debt During the Next Five Years

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2012	¥2,772,827	$33,347
2013	1,834,556	22,063
2014	1,522,659	18,312
2015	900,120	10,825
2016	1,106,492	13,307